16. Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating loss carrforward	$ 15,071,165
Operating loss carrforward expiration date	Dec. 31, 2038
Increase in valuation allowance	$ 811,314
U.S. corporate tax rate	21.00%
Repicci's Franchise Group [Member]
Income tax payable	$ 9,865	$ 15,865